9. SEGMENT INFORMATION (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenues, net	$ 714,044	$ 668,719	$ 2,273,395	$ 2,263,812	$ 3,157,532	$ 2,890,652
Operating (loss), before interest amortization, depreciation and taxes	(1,959,574)		(6,039,580)
Interest income	45	53	138	221	274	436
Interest (expense)	(40,621)		(64,111)
Depreciation and amortization	(80,756)		(243,914)
Net Loss	(2,080,906)	(1,193,528)	(6,347,467)	(4,132,598)	(6,087,465)	(4,134,061)
Assets	2,735,414		2,735,414		3,228,504	1,846,170
Ace Marketing and Promotions, Inc. [Member]
Revenues, net	712,544		2,155,895		2,995,032
Operating (loss), before interest amortization, depreciation and taxes	(891,940)		(3,307,802)
Interest income	45		138		274
Interest (expense)	(40,621)		(64,111)
Depreciation and amortization	(26,506)		(78,170)
Net Loss	(959,022)		(3,449,945)		(4,102,507)
Assets	2,041,210		2,041,210		2,287,313
Mobiquity Networks Inc [Member]
Revenues, net	1,500		117,500
Operating (loss), before interest amortization, depreciation and taxes	(1,067,634)		(2,731,778)
Depreciation and amortization	(54,250)		(165,744)
Net Loss	(1,121,884)		(2,897,522)
Assets	$ 694,204		$ 694,204		$ 941,191